Insider Trading Arrangements	3 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2023
Insider Trading Arr Line Items
Material Terms of Trading Arrangement [Text Block]
ITEM 9B	OTHER INFORMATION.

INSIDER TRADING ARRANGEMENTS AND POLICIES

During the three months ended December 31, 2023, no “director” or “officer” (as defined in Rule 16a-1(f) under the Exchange Act) of the Company adopted or terminated a “Rule 10b5-1 trading arrangement” or a “non-Rule 10b5-1 trading arrangement,” as each term is defined in Item 408(a) of Regulation S-K.

Rule 10b5-1 Arrangement Adopted [Flag]	false
Non-Rule 10b5-1 Arrangement Adopted [Flag]	false
Non-Rule 10b5-1 Arrangement Terminated [Flag]	false
Rule 10b5-1 Arrangement Terminated [Flag]	false